Benefit Plans (Pension Liabilities Recognized in Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Other assets	$ 29	$ 40
Accrued liabilities — employment costs	(22)	(23)
Long-term employment costs	(1,741)	(947)
Net pension liability	$ (1,734)	$ (930)